Adjusting items included in net finance costs	6 Months Ended
Jun. 30, 2024
Analysis of income and expense [abstract]
Adjusting items included in net finance costs	Adjusting items included in net finance costs
In the six months ended 30 June 2024, the Group recognised a total adjusting income of £516 million, compared to an adjusting charge of
£23 million in the six months ended 30 June 2023.
This was driven by a net gain of £590 million related to the tender offer to repurchase sterling equivalent £1.8 billion of bonds, completed in May 2024 (including other transaction costs of £3 million). This was partly offset by interest of £31 million (30 June 2023: £28 million) in relation to FII GLO, as described on page 37.
Other adjusting items in 2024 included a fair value loss of £23 million on embedded derivatives related to associates, a charge of
£15 million in relation to a tax case in Brazil and interest expense of £5 million in relation to a tax provision in the Netherlands.
All of the adjustments noted above have been included in the adjusted earnings per share calculation on page 34.